Cover	Feb. 25, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2020
Entity File Number	001-32877
Entity Registrant Name	Mastercard Incorporated
Entity Central Index Key	0001141391
Entity Tax Identification Number	13-4172551
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Purchase Street
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	(914)
Local Phone Number	249-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MA
Security Exchange Name	NYSE
One Point One Percent Notes Due 2022 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.100% Notes due 2022
Trading Symbol	MA22
1.100% Notes due 2022
Schedule of Capitalization, Equity [Line Items]
Security Exchange Name	NYSE
Two Point One Percent Notes Due 2027 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.100% Notes due 2027
Trading Symbol	MA27
Security Exchange Name	NYSE
Two Point Five Percent Notes Due 2030 [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.500% Notes due 2030
Security Exchange Name	NYSE
2.500% Notes due 2030
Schedule of Capitalization, Equity [Line Items]
Trading Symbol	MA30